Northern Lights Fund Trust III

Boyd Watterson Limited Duration Enhanced Income Fund

Incorporated herein by reference is the definitive version of the Supplement for the Boyd Watterson Limited Duration Enhanced Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 16, 2017, (SEC Accession 0001580642-17-001751).